Employee Benefits - Summary of Amounts Recognized for Other Long-term Obligations (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Changes in Defined Benefit Obligations (DBO)
Defined benefit obligations at the beginning of the year	$ 1,372,459,213
Actuarial (gains) losses recognized in income due to:
Change in financial assumptions	(253,363,361)	$ (4,810,081)
Change in demographic assumptions	15,407,718	2,500,266
Defined benefit liabilities at end of year	1,232,589,895	1,372,459,213
Liability for other long-term benefits
Changes in Defined Benefit Obligations (DBO)
Defined benefit obligations at the beginning of the year	12,417,151	11,121,039
Charge to income for the year	2,853,364	2,856,598
Actuarial (gains) losses recognized in income due to:
Change in financial assumptions	(3,008,011)	(10,245)
Change in demographic assumptions	1,536,223	(206,979)
For experience during the year	(1,695,179)	(1,342,079)
Benefits paid	0	(1,183)
Defined benefit liabilities at end of year	$ 12,103,548	$ 12,417,151